Vessels (Details Narrative) - USD ($) $ in Thousands	3 Months Ended			5 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 26, 2025	Jun. 11, 2026	May 20, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
net proceeds						$ 106,427	$ 39,483
Total Gain	$ 37,870	$ (0)				37,870	$ 3,553
Asset, Impairment Loss						$ 0		$ 0
Delos T [Member]
Property, Plant, and Equipment [Line Items]
Vessel delivery date						January 12, 2026
Dion [Member]
Property, Plant, and Equipment [Line Items]
Vessel delivery date						February 12, 2026
Delos T And Dion [Member]
Property, Plant, and Equipment [Line Items]
aggregate cost						$ 95,797
Arctic [Member]
Property, Plant, and Equipment [Line Items]
Vessel delivery date						May 28, 2026
Antarctic [Member]
Property, Plant, and Equipment [Line Items]
Vessel delivery date						June 11, 2026
aggregate cost				$ 20,000
Athens 04 [Member]
Property, Plant, and Equipment [Line Items]
Vessel delivery date								April 28, 2025
Dr Irene Tsakos [Member]
Property, Plant, and Equipment [Line Items]
Vessel delivery date								June 5, 2025
Athens 04 Dr Irene Tsakos [Member]
Property, Plant, and Equipment [Line Items]
aggregate cost								$ 229,658
V L C C Tanker Ulysses [Member]
Property, Plant, and Equipment [Line Items]
net proceeds					$ 106,427
Total Gain					$ 37,870
Pentathlon [Member]
Property, Plant, and Equipment [Line Items]
net proceeds			$ 39,483
Total Gain			$ 3,553